FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2007

Check here if Amendment [ ]; Amendment Number: ____2_________

This Amendment (Check only one):   [] is a restatement.

[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Jennison Associates LLC

Address: 466 Lexington Avenue, New York, NY 10017

Form 13F File Number: 28-74

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Stephanie Willis
Title:          Chief Compliance Officer
Phone:          212-421-1000

Signature, Place and Date of Signing:



/s/ Stephanie Willis
Stephanie Willis
Chief Compliance Officer
New York, New York

February 29, 2008


Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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        12/31/2007
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D COPANO ENERGY LLC UNTIS        COMMON           217202100  322279   886600  SH       DEFINED 01           886600        0        0

S REPORT SUMMARY                  1 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED